Income Taxes Disclosure - Income Taxes from Continuing Operations (Scheduling of Income from Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 188,473	$ 259,057	$ 263,730
Income (Loss) from Continuing Operations before Income Taxes, Foreign	2,368	3,341	2,784
Income from continuing operations before income taxes	$ 190,841	$ 262,398	$ 266,514